Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share
Summary of Basic and Diluted Earnings Per Share

	2023	2022	2021
Numerator:
Profit attributable to owners of the Company	12,553,996	6,880,436	7,135,436
Denominator:
Weighted average number of shares (*)	2,182,106,193	2,183,106,193	2,183,106,193
Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	5.75	3.15	3.27

Numerator:
Profit from continuing operations attributable to owners of the Company	10,584,322	6,038,066	6,416,709
Denominator:
Weighted average number of shares (*)	2,182,106,193	2,183,106,193	2,183,106,193
Basic and diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	4.85	2.77	2.94

26.Earnings per share (continued)

	2023	2022	2021
Numerator:
Profit from discontinued operations attributable to owners of the Company	1,969,674	842,370	718,727
Denominator:
Weighted average number of shares (*)	2,182,106,193	2,183,106,193	2,183,106,193
Basic and diluted earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)	0.90	0.39	0.33
(*)	Refer to Note 25 - Treasury shares